     As filed with the Securities and Exchange Commission on August 31, 2005

                           1933 Act File No. 333-08919

                           1940 Act File No. 811-07729

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 14          [X]

                                       And

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 16               [X]

                         HANSBERGER INSTITUTIONAL SERIES
               (Exact Name of Registrant as Specified in Charter)

                           401 East Las Olas Boulevard
                                   Suite 1700
                         Fort Lauderdale, Florida 33301
               (Address of Principal Executive Offices)(Zip Code)

        Registrant's Telephone Number, including Area Code (954) 522-5150

                          J. Christopher Jackson, Esq.
                           401 East Las Olas Boulevard
                                   Suite 1700
                         Fort Lauderdale, Florida 33301
                     (Name and address of agent for service)

                                   Copies to:
                              W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b)

__X__ on September 12, 2005 pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a)(1)

_____ on ________________ pursuant to paragraph (a)(1)

_____ 75 days after filing pursuant to paragraph (a)(2)

_____ on ________________ pursuant to paragraph (a)(2) of Rule 485

__X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                Explanatory Note

This Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A for Hansberger Institutional Series is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until September 12, 2005, the effectiveness of Post-Effective Amendment No. 13, which was filed with the Commission on July 1, 2005 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of Post-Effective Amendment No. 13 are incorporated herein by reference.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to Registration Statement No. 333-08919 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale, and State of Florida on the 31st day of August 2005.

                                        HANSBERGER INSTITUTIONAL SERIES

                                        By:                 *
                                           -----------------------------------
                                           Thomas L. Hansberger, President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            *                                                August 31, 2005
------------------------
Thomas L. Hansberger             Trustee and President

            *                                                August 31, 2005
------------------------
Edward Tighe                     Trustee

            *                                                August 31, 2005
------------------------
Kathryn B. McGrath               Trustee

            *                                                August 31, 2005
------------------------
Stuart B. Ross                   Trustee

                                                             August 31, 2005
------------------------
Ramon Rodriguez                  Trustee

            *                                                August 31, 2005
------------------------
William F. Waters                Trustee

            *                                                August 31, 2005
------------------------
Thomas A. Christensen            Chief Financial Officer

*By: /s/ J. Christopher Jackson
     --------------------------------
     J. Christopher Jackson,
     Attorney-in-Fact